TAX SITUATION, Deferred Income Tax (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred liabilities [Abstract]
Deferred income tax asset, net	S/ 1,177,359	S/ 1,693,655
Unrealized Gains and Losses Generated by Investments at Fair Value Through Other Comprehensive Income and Cash Flow Hedges Derivatives [Member]
Deferred liabilities [Abstract]
Deferred liability	(14,400)	(14,400)	S/ (14,400)
Deferred income tax asset, net [Member]
Deferred liabilities [Abstract]
Deferred income tax asset, net	1,177,359	1,693,655
Deferred income tax asset, net [Member] | Allowance for Loan Losses for Loan Portfolio [Member]
Deferred asset [Abstract]
Deferred asset	1,266,336	1,738,240
Deferred income tax asset, net [Member] | Provision for Profit Sharing [Member]
Deferred asset [Abstract]
Deferred asset	84,625	40,648
Deferred income tax asset, net [Member] | Provision for Sundry Expenses and Risks [Member]
Deferred asset [Abstract]
Deferred asset	62,029	24,972
Deferred income tax asset, net [Member] | Carry Forward Tax Losses [Member]
Deferred asset [Abstract]
Deferred asset	35,243	34,972
Deferred income tax asset, net [Member] | Provision for Pending Vacations [Member]
Deferred asset [Abstract]
Deferred asset	28,287	25,994
Deferred income tax asset, net [Member] | Depreciation of Improvements for Leased Premises [Member]
Deferred asset [Abstract]
Deferred asset	28,177	24,945
Deferred income tax asset, net [Member] | Unrealized Losses Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred asset [Abstract]
Deferred asset	23,744	999
Deferred income tax asset, net [Member] | Provision of Stock Awards [Member]
Deferred asset [Abstract]
Deferred asset	14,641	15,325
Deferred income tax asset, net [Member] | Unrealized Losses Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred asset [Abstract]
Deferred asset	7,372	21,062
Deferred income tax asset, net [Member] | Freezing Credits (Zero Rate) and FAE Funds [Member]
Deferred asset [Abstract]
Deferred asset	0	45,317
Deferred income tax asset, net [Member] | Provision of Interest on Overdue Refinanced Loans [Member]
Deferred asset [Abstract]
Deferred asset	0	24,254
Deferred income tax asset, net [Member] | Others [Member]
Deferred asset [Abstract]
Deferred asset	97,732	83,717
Deferred liabilities [Abstract]
Deferred liability	(7,316)	(6,623)
Deferred income tax asset, net [Member] | Intangibles Net [Member]
Deferred liabilities [Abstract]
Deferred liability	(242,521)	(219,980)
Deferred income tax asset, net [Member] | Adjustment for Difference in Exchange of SUNAT and SBS [Member]
Deferred liabilities [Abstract]
Deferred liability	(119,246)	(28,424)
Deferred income tax asset, net [Member] | Buildings Depreciation [Member]
Deferred liabilities [Abstract]
Deferred liability	(59,029)	(65,052)
Deferred income tax asset, net [Member] | Deferred Acquisitions Costs - DAC [Member]
Deferred liabilities [Abstract]
Deferred liability	(15,900)	(14,705)
Deferred income tax asset, net [Member] | Unrealized Gain Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred liabilities [Abstract]
Deferred liability	(10,966)	(28,377)
Deferred income tax asset, net [Member] | Unrealized Gain from Valuation of Fair Value Hedging Derivatives [Member]
Deferred liabilities [Abstract]
Deferred liability	(8,800)	(13,714)
Deferred income tax asset, net [Member] | Buildings Revaluation [Member]
Deferred liabilities [Abstract]
Deferred liability	(3,642)	(4,234)
Deferred income tax asset, net [Member] | Unrealized Gain in Valuation on Cash Flow Hedge Derivatives [Member]
Deferred liabilities [Abstract]
Deferred liability	(3,407)	(3,974)
Deferred income tax asset, net [Member] | Fluctuation of the Fair Value of the Covered Bonds [Member]
Deferred liabilities [Abstract]
Deferred liability	0	(1,707)
Deferred income tax liability, net [Member]
Deferred liabilities [Abstract]
Deferred liability	(105,058)	(105,529)
Deferred income tax liability, net [Member] | Provision for Sundry Expenses and Risks [Member]
Deferred asset [Abstract]
Deferred asset	20,710	18,634
Deferred income tax liability, net [Member] | Carry Forward Tax Losses [Member]
Deferred asset [Abstract]
Deferred asset	19,757	19,443
Deferred income tax liability, net [Member] | Unrealized Losses Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred asset [Abstract]
Deferred asset	16,636	20,488
Deferred income tax liability, net [Member] | Deferred Income from Commissions on Remuneration [Member]
Deferred asset [Abstract]
Deferred asset	7,850	4,041
Deferred income tax liability, net [Member] | Provision of Profit Sharing [Member]
Deferred asset [Abstract]
Deferred asset	6,193	9,021
Deferred income tax liability, net [Member] | Others [Member]
Deferred asset [Abstract]
Deferred asset	16,519	21,514
Deferred liabilities [Abstract]
Deferred liability	(47,563)	(36,417)
Deferred income tax liability, net [Member] | Intangibles Net [Member]
Deferred liabilities [Abstract]
Deferred liability	(41,179)	(41,491)
Deferred income tax liability, net [Member] | Gain Generated in the Reorganization of Pacifico EPS [Member]
Deferred liabilities [Abstract]
Deferred liability	(39,515)	(39,515)
Deferred income tax liability, net [Member] | Deferred Acquisitions Costs - DAC [Member]
Deferred liabilities [Abstract]
Deferred liability	(23,160)	(26,616)
Deferred income tax liability, net [Member] | Unrealized Gain Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred liabilities [Abstract]
Deferred liability	(22,839)	(36,796)
Deferred income tax liability, net [Member] | Reserve for Reinstatement Premium Costs and Deductibles [Member]
Deferred liabilities [Abstract]
Deferred liability	(11,762)	(10,682)
Deferred income tax liability, net [Member] | Leasing Operations Related to Loans [Member]
Deferred liabilities [Abstract]
Deferred liability	(3,409)	(3,595)
Deferred income tax liability, net [Member] | Buildings Revaluation [Member]
Deferred liabilities [Abstract]
Deferred liability	S/ (3,296)	S/ (3,558)